Commitments and Contingencies, Claims and Contingencies (Details) - USD ($)				12 Months Ended
	Oct. 04, 2024	May 28, 2024	Mar. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sale of M/V Magic Moon [Member]
Claims and Contingencies [Abstract]
Percentage of purchase price required as deposit into escrow account			10.00%
Deposit into escrow by buyers			$ 1,395,000
Period to file appeal after award by arbitrator				28 days
Proceeds from a claim		$ 1,411,356
Collection of counter-security payment and interest	$ 1,401,740
Sale of M/V Magic Moon [Member] | Prepaid Expenses and Other Assets [Member]
Claims and Contingencies [Abstract]
Damages and related expenses				$ 115,000	$ 115,000
Counter-security payment						$ 1,395,000
Various Circumstances Involving Uncertainty [Member]
Claims and Contingencies [Abstract]
Provision recognized for possible losses				1,700,000	$ 3,800,000
Potential Prospectus Errors for Closed-end Funds [Member]
Claims and Contingencies [Abstract]
Provision recognized for possible losses				1,200,000
Contingent Liabilities for Potential Prospectus Errors for Closed-end Funds [Member]
Claims and Contingencies [Abstract]
Provision recognized for possible losses				$ 2,700,000